Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Classes of current inventories [abstract]
Raw materials and consumables	₨ 83,300	$ 1,279	₨ 55,643
Work-in-progress	30,192	464	33,171
Finished goods	6,392	98	8,452
Total	₨ 119,884	$ 1,841	₨ 97,266